SUMMARY OF FINANCIAL LIABILITIES BASED ON CONTRACTUAL UNDISCOUNTED PAYMENTS (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 8,367,566	$ 7,062,137
Related party payables	859,325	358,709
Total	9,226,891	7,420,846
Less than 3 months [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	587,947	1,028,764
Related party payables	108,272	25,019
Total	696,219	1,053,783
3 to 12 Months [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	7,779,619	6,033,373
Related party payables	751,053	333,690
Total	$ 8,530,672	$ 6,367,063